UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05898

Morgan Stanley Prime Income Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Randy Takian 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6963

Date of fiscal year end:	September 30, 2009

Date of reporting period:	December 31, 2008

Item 1.  Schedule of Investments.

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Prime Income Trust

Portfolio of Investments December 31, 2008  (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	Variable Rate Senior Loan Interests (b) (105.3%)
	Advertising/Marketing Services (1.2%)
$1,391	Advanstar Communications, Inc.	3.71%	05/31/14	$660,529
5,983	Affinion Group, Inc.	3.96 - 4.67	10/17/12	4,173,207
2,456	Questex Media Group, Inc.	5.21	05/04/14	1,903,271
				6,737,007
	Aerospace & Defense (3.1%)
2,782	Alion Science & Technology Corp.	9.50	02/06/13	1,391,241
1,642	Apptis (DE), Inc.	3.72 - 5.50	12/20/12	1,108,038
1,076	Avio Investments Spa (Italy)	3.94 - 4.56	12/13/15	633,796
3,491	Booz Allen Hamilton, Inc.	7.50	07/31/15	3,024,295
3,223	Hawker Beechcraft Acquisition Co., LLC	2.46 - 5.76	03/26/14	1,693,362
847	IAP Worldwide Services, Inc. (e)	9.06	12/30/12	529,085
2,847	ILC Industries, Inc.	2.46	02/24/12	2,548,021
2,271	PGS, Inc.	4.41	02/14/13	1,373,885
2,187	Primus International, Inc.	4.33	06/07/12	1,503,405
793	Sequa Corporation	3.73 - 5.08	12/03/14	450,453
983	Tri-Star Electronics International, Inc.	4.46 - 6.11	02/02/13	638,625
1,945	Wesco Aircraft Hardware Corp.	6.22	09/29/13	1,487,925
1,000	Wesco Aircraft Hardware Corp.	6.22	03/28/14	695,000
				17,077,131
	Airlines (0.3%)
3,163	United Airlines, Inc.	2.50 - 3.00	02/01/14	1,540,319

	Apparel/Footwear (0.6%)
1,307	Gold Toe Investment Corp.	8.50	10/30/13	666,400
1,000	Gold Toe Investment Corp.	11.75	04/30/14	415,000
1,141	HanesBrands, Inc.	4.00 - 5.27	09/05/13	917,295
1,000	HBI Branded Apparel Limited, Inc.	7.27	03/05/14	706,667
1,000	Levi Strauss & Co.	3.45	03/27/14	592,500
				3,297,862
	Auto Parts: OEM (1.4%)
1,955	Acument Global Technologies, Inc.	4.96	08/11/13	879,750
1,316	Lear Corp.	2.96 - 4.75	04/25/12	594,316
5,704	Navistar International Corp.	3.72 - 7.03	01/19/12	3,175,064
2,385	Polypore, Inc.	3.93	07/03/14	1,407,363
3,161	Veyance Techonologies, Inc.	4.38 - 5.50	07/31/14	1,730,648
				7,787,141
	Automotive Aftermarket (0.4%)
3,125	United Components, Inc.	4.39	06/30/12	2,171,621

	Beverages: Non-Alcoholic (0.8%)
1,228	Culligan International Co.	2.72 - 3.72	11/24/12	677,516
2,752	DS Waters of America, Inc.	3.45	10/27/12	1,995,473
2,000	DSW Holdings, Inc.	5.20	03/07/12	1,300,000
861	LJVH Holdings, Inc.	3.96	07/19/14	517,125
				4,490,114
	Broadcast/Media (3.0%)
891	Alpha Topco, Ltd. (United Kingdom)	2.71	12/31/13	471,474
167	Alpha Topco, Ltd. (United Kingdom)	5.31	06/30/14	61,458
4,848	FoxCo Acquisition, LLC	7.25	07/14/15	3,054,146
555	High Plains Broadcasting Operating Co.	8.00	09/14/16	197,198
2,456	NEP II, Inc.	2.71	02/16/14	1,719,356
2,100	Newport Television LLC	8.00	09/14/16	745,379
2,568	Sunshine Acquistion, Ltd.	4.96	03/20/12	1,155,462
2,312	Univision Communications, Inc.	2.96	03/29/09	1,629,608
14,500	Univision Communications, Inc.	2.71	09/29/14	6,017,500
1,862	Weather Channel	7.25	09/12/15	1,647,870
				16,699,451

	Broadcasting (2.6%)
611	Barrington Broadcasting, LLC	3.45 - 4.54	08/12/13	213,828
1,703	CMP KC, LLC, (Cumulus) (Revolver) (c)	5.94	05/03/10	902,529
4,831	CMP KC, LLC, (Cumulus) (c)	5.25 - 5.94	05/03/11	1,980,685
7,415	CMP Susquehanna (Cumulus Media)	2.50 - 3.91	05/05/13	1,520,160
1,607	Cumulus Media, Inc.	3.58	06/11/14	522,294
648	LBI Media, Inc.	1.96	03/31/12	324,167
2,535	Multicultural Radio Broadcasting, Inc.	4.64 - 5.00	12/18/12	1,837,875
2,750	Multicultural Radio Broadcasting, Inc.	7.64	06/18/13	1,856,250
1,814	NextMedia Operating, Inc.	4.46 - 4.51	11/15/12	992,907
2,009	NextMedia Operating, Inc. (e)	7.46	11/15/13	929,277
1,697	NV Broadcasting, LLC	5.22	11/01/13	695,528
2,000	NV Broadcasting, LLC	8.72	11/01/14	550,000
1,945	Regent Broadcasting, LLC	3.71	11/21/13	1,312,656
2,888	Spanish Broadcasting System, Inc.	3.21	06/10/12	846,999
				14,485,155
	Building Products (0.5%)
2,004	Axia, Inc.	5.00	12/21/12	651,448
2,514	Beacon Sales Acquisition, Inc.	2.47 - 6.05	09/30/13	1,696,661
714	Universal Building Products, Inc.	4.71 - 7.40	04/28/12	457,129
				2,805,238
	Cable/Satellite TV (3.1%)
12,509	Charter Communications Operating, LLC	4.16 - 8.50	03/06/14	9,371,286
3,125	Charter Communications Operating, LLC	3.96	09/06/14	1,683,594
2,239	DIRECTV Holdings, LLC	5.25	04/13/13	2,002,748
1,456	Knology, Inc.	6.40	06/30/12	837,170
322	MCC Iowa (Mediacom), LLC	1.95	03/31/10	267,776
2,920	MCC Iowa (Mediacom), LLC	2.20	01/31/15	1,930,384
1,313	RCN Corporation	3.75	05/25/14	849,289
				16,942,247
	Casino/Gaming (7.8%)
2,333	BLB Worldwide, Inc.	5.69	07/18/11	252,777
2,621	BLB Worldwide, Inc. (e)	5.69	07/18/11	1,332,536
2,500	Cannery Casino Resorts, LLC	4.76	05/18/14	2,000,000
7,316	Cannery Casino Resorts, LLC	2.71 - 4.15	05/18/13	6,831,779
1,835	CCM Merger Corp.	3.46 - 4.19	07/13/12	871,770
909	Golden Nugget, Inc.	2.00 - 3.83	06/30/14	263,636
329	Greektown Casino, LLC	5.00	12/03/12	156,885
3,655	Greektown Holdings, LLC	8.50	06/01/09	3,326,100
1,355	Green Valley Ranch Gaming, LLC	4.00 - 4.39	02/16/14	586,122
18,686	Harrah’s Operating Company, Inc.	6.50	01/28/16	6,073,064
5,314	Harrah’s Operating Company, Inc.	7.50 - 9.25	01/28/18	1,726,936
5,407	Las Vegas Sands, LLC / Venetian Casino Resort, LLC	2.22	05/23/14	2,541,551
2,500	Magnolia Hill, LLC	3.72 - 5.15	10/30/13	2,225,000
4,958	New World Gaming Partners Holdings, Ltd.	6.55	09/30/14	2,206,458
2,000	New World Gaming Partners Holdings, Ltd.	9.55	03/31/15	536,666
429	Riviera Holdings Corp.	3.47	06/08/14	222,857
4,389	Venetian Macau, Ltd.	2.72	05/26/12	2,131,354
1,778	Venetian Macau, Ltd.	2.72	05/24/13	863,333
4,933	Venetian Macau, Ltd.	2.72	05/26/13	2,395,750
3,000	Wynn Resorts (Macau) S.A	5.26	06/21/10	2,143,350
5,139	Yonkers Racing Corp.	10.50	08/12/11	4,342,466
				43,030,390
	Cellular Telephone (0.0%)
187	Crown Castle Operating Co.	5.38	03/06/14	129,316

	Chemicals: Major Diversified (2.8%)
1,975	Arizona Chemical Co.	2.46	02/28/13	1,257,175
1,124	Cristal Inorganic Chemicals US, Inc.	3.71	05/15/14	775,466
2,600	Ferro Corp.	3.46 - 5.88	06/06/12	2,118,986
431	Hexion Specialty Chemicals, Inc.	3.75	05/05/13	157,370
6,849	Hexion Specialty Chemicals, Inc.	3.75 - 6.19	05/06/13	2,945,155
3,899	Ineos Holdings, Ltd. (United Kingdom)	8.20	12/16/13	1,730,294
3,898	Ineos Holdings, Ltd. (United Kingdom)	8.70	12/23/14	1,728,190
2,095	Lucite International US FINCO LLC (United Kingdom)	2.72	07/07/13	1,672,979
2,481	Lyondell Chemical Company	7.00	12/22/14	951,139
1,782	Univar, Inc.	4.46	10/10/14	1,087,020
2,913	Wellman, Inc. (c)(d)	7.24	02/10/09	964,895
2,500	Wellman, Inc. (c)(d)	9.99	02/10/10	240,500
				15,629,169

	Chemicals: Specialty (4.2%)
920	Bond US Holdings, Inc.	5.04	07/10/14	391,000
2,500	Brenntag Holding GmbH & Co. KG (Germany)	5.07	01/17/14	1,831,250
500	Brenntag Holding GmbH & Co. KG (Germany)	7.07	07/17/15	295,000
2,549	FiberVision Delaware Corporation	5.71 - 8.01	03/31/13	1,338,056
491	Foamex, L.P.	4.45 - 8.07	02/12/13	163,387
9,401	Huntsman International, LLC	2.22	04/19/14	5,852,063
1,177	ISP Chemco, Inc.	2.50 - 3.69	06/04/14	802,620
129	JohnsonDiversey, Inc.	5.19	12/16/10	112,592
166	JohnsonDiversey, Inc.	5.19	12/16/11	144,190
5,030	Kraton Polymers, LLC	5.31	05/12/13	2,716,263
1,302	MacDermid, Inc.	2.46	04/12/14	840,073
568	Nusil Technology, LLC	2.71	10/24/13	497,000
3,246	OMNOVA Solutions, Inc.	2.96 - 4.70	05/22/14	1,898,840
4,664	PQ Corp.	4.71 - 6.72	07/30/14	2,740,137
2,982	Solutia, Inc.	8.50	02/28/14	2,042,995
2,189	Valley National Gases, Inc.	2.71 - 3.71	02/28/14	1,423,101
				23,088,567
	Computer Communications (0.0%)
332	Vertafore, Inc.	6.41	01/31/12	232,750

	Computer Software & Services (2.6%)
3,149	Dealer Computer Services, Inc.	2.46	10/26/12	1,519,323
1,500	Dealer Computer Services, Inc.	5.96	10/26/13	543,750
2,094	Infor Enterprise Solutions Holdings, Inc.	5.21	07/28/12	1,078,741
2,261	Kronos, Inc.	3.71	06/11/14	1,503,312
1,400	Kronos, Inc.	7.21	06/11/15	735,000
1,517	Network Solutions, LLC	2.97 - 3.96	03/07/14	796,664
2,608	Open Solutions, Inc.	5.96	01/23/14	756,340
2,344	Open Text Corp.	2.72	10/02/13	1,851,620
975	Stratus Technologies, Inc.	5.22	03/29/11	628,875
5,703	SunGard Data Systems, Inc.	3.58 - 6.75	02/28/14	3,974,122
2,190	Verint Systems, Inc.	4.45	05/25/14	1,127,718
				14,515,465
	Construction Materials (0.2%)
1,866	Building Materials Holding Corp	5.25 - 6.50	11/10/11	793,255
755	Contech Construction Products, Inc.	3.88	01/31/13	434,011
				1,227,266
	Consumer Sundries (3.9%)
904	American Safety Razor Co.	2.97 - 5.97	07/31/13	655,195
1,500	American Safety Razor Co.	6.72	01/30/14	1,031,250
1,404	Amscan Holdings, Inc.	3.72 - 4.42	05/25/13	929,866
3,365	Bare Escentuals Beauty, Inc.	2.76	02/18/12	2,725,443
3,916	Bausch and Lomb, Inc.	4.71	04/24/15	2,685,185
1,000	Huish Detergents, Inc.	4.73	10/26/14	583,333
1,975	KIK Custom Products, Inc.	5.80	05/31/14	878,875
800	KIK Custom Products, Inc.	8.54	11/30/14	150,000
3,065	Marietta Intermediate Holding Corp. (e)	6.44	11/30/10	804,451
3,404	Natural Products Group, LLC	3.71 - 5.67	03/08/14	1,460,190
453	Philosophy, Inc.	2.47	03/16/14	285,889
2,183	Prestige Brands, Inc.	2.71 - 2.72	04/06/11	1,757,423
5,938	Spectrum Brands, Inc.	6.04 - 8.32	03/30/13	3,325,320
398	Vi-Jon, Inc.	2.83	04/24/14	342,180
2,851	WKI Holding Company	3.23 - 6.90	03/31/12	2,067,164
3,462	Yankee Candle Co., Inc.	2.48 - 3.47	02/06/14	1,779,601
				21,461,365
	Consumer/Business Services (1.5%)
5,000	Aramark Corp.	3.33 - 5.64	01/26/14	4,142,190
1,481	Audio Visual Services Corp.	3.71	02/28/14	340,688
2,614	Sabre Holdings Corp.	3.89 - 5.42	09/30/14	1,147,470
988	SMG Holdings, Inc.	6.42 - 6.88	07/27/14	809,750
1,184	Valassis Communications, Inc.	3.21	03/02/14	586,263
1,893	VNU, Inc.	3.83 - 4.39	08/09/13	1,288,223
				8,314,584
	Containers/Packaging (3.4%)
2,932	Anchor Glass Container Corp.	6.75 - 7.96	06/20/14	2,419,242
1,975	Berlin Packaging, LLC	3.46 - 7.50	08/17/14	1,599,750

923	Berry Plastics Group Corp.	3.88	04/03/15	595,687
2,038	Consolidated Container Co., LLC	3.13	03/28/14	1,069,833
2,000	Consolidated Container Co., LLC	6.38 - 6.70	09/28/14	485,000
2,393	Graham Packaging Co.	2.75 - 6.31	10/07/11	1,742,887
2,514	Graphic Packaging International Corp.	2.47 - 6.64	05/16/14	1,776,192
3,136	Kranson Industries, Inc.	3.75 - 4.50	07/31/13	2,430,726
1,015	Nexpak Corp. (Revolver) (c) (d) (e)	7.43	03/31/07	377,658
4,196	Nexpak Corp. (c) (d) (e)	7.43 - 9.43	03/31/07	601,656
2,947	Packaging Dynamics Operating Co.	2.47 - 3.47	06/09/13	2,372,525
2,022	Pertus Sechzehnte GMBH (Germany)	2.85	06/13/15	953,926
2,022	Pertus Sechzehnte GMBH (Germany)	3.10	06/13/16	953,926
641	Smurfit-Stone Container Enterprises, Inc.	3.44 - 4.25	11/01/11	418,062
1,340	Tegrant Holding Corp.	4.21	03/08/14	578,336
629	Tegrant Holding Corp.	6.96	03/08/15	50,346
				18,425,752
	Discount Stores (0.5%)
3,000	Dollar General Corp.	3.21 - 6.17	07/06/14	2,332,500
224	Savers, Inc. (Canada)	4.63	08/11/12	167,893
245	Savers, Inc.	4.63	08/11/12	183,674
				2,684,067
	Diversified Manufacturing (0.9%)
248	Arnold Magnetic Technologies Corp. (c)	7.50	03/07/11	193,174
964	Arnold Magnetic Technologies Corp. C53	6.50 - 7.75	03/06/12	768,794
988	GSI Holdings, LLC	4.44	08/01/14	617,188
2,032	MW Industries, Inc. (c)	4.83 - 6.58	11/01/13	1,522,192
1,966	Wire Rope Corporation of America, Inc.	3.71	02/08/14	1,277,814
610	X-Rite, Inc.	7.75	10/24/12	483,224
				4,862,386
	Drugstore Chains (0.3%)
3,075	Rite Aid Corp.	2.22 - 6.00	06/04/14	1,909,291

	Education (1.2%)
1,760	Bright Horizons Family Solutions, Inc.	7.50	05/28/15	1,185,264
2,519	Cengage Learning Holdings II, L.P.	2.96	07/03/14	1,655,763
1,483	Educate Services, Inc.	4.50 - 6.01	06/14/13	897,183
1,429	Educate Services, Inc.	6.71	06/14/14	357,143
4,345	Education Management, LLC	3.25	06/01/13	2,763,447
				6,858,800
	Electric Utilities (0.4%)
404	Mach Gen, LLC	3.22	02/22/13	360,098
2,000	Primary Energy Holdings, LLC	6.04	08/24/09	1,690,000
				2,050,098
	Electronic Components (0.9%)
2,751	CommScope, Inc.	2.96 - 4.75	12/27/14	2,029,112
3,000	Contec, LLC	7.87	08/01/14	2,115,000
720	Deutsche Connector Group (France)	5.67	06/22/14	495,410
719	Deutsche Connector Group (France)	6.17	06/22/15	511,738
				5,151,260
	Electronic Production Equipment (0.2%)
1,285	Edwards, Ltd. (Cayman Islands)	2.46	05/31/14	822,261
545	Edwards, Ltd. (Cayman Islands)	6.21	11/30/14	231,818
				1,054,079
	Entertainment & Leisure (1.6%)
2,431	24 Hour Fitness, Inc.	2.97 - 6.71	06/08/12	1,434,438
4,557	Bombardier Recreational Products Inc. (Canada)	4.72 - 7.01	06/28/13	2,255,696
687	Cedar Fair, L.P.	2.46	08/30/12	437,209
2,730	Fender Musical Instruments Corp.	2.72 - 3.71	06/09/14	1,570,280
803	Gibson Guitar Corp.	3.71	12/29/13	674,189
2,914	Mets Limited Partnership	2.47	07/25/10	2,652,000
				9,023,812
	Environmental Services (0.2%)
1,398	Environmental Systems Products Holdings, Inc.	13.50	09/12/12	1,174,444
472	Environmental Systems Products Holdings, Inc. (c) (e)	18.00	03/31/15	—
				1,174,444
	Finance (0.3%)
2,456	C. G. JCF Corp.	3.47	08/01/14	1,547,041

	Finance - Commercial (3.9%)
2,443	Dollar Financial Corp., Inc.	4.21	10/30/12	1,466,250
1,608	First American Payment Systems, L.P.	3.50 - 5.25	10/06/13	1,093,313
4,468	First Data Corporation	3.21	09/24/14	2,892,856
3,646	iPayment, Inc.	2.96 - 4.25	05/10/13	2,406,152
4,798	LPL Holdings, Inc.	2.21 - 3.21	06/29/15	3,454,672
1,000	National Processing Group, Inc.	10.71	09/29/14	425,000
2,728	National Processing Group, Inc.	5.25 - 7.21	09/29/12	1,671,026
4,740	Oxford Acquisition III, Ltd.	5.58	05/12/14	2,014,612
1,140	Riskmetrics Group Holdings, LLC	3.46	01/11/14	988,676
5,064	RJO Holdings Corp.	4.88	07/12/14	2,797,917
2,000	RJO Holdings Corp.	8.63	07/12/15	450,000
2,244	Transfirst Holdings, Inc.	4.21	06/15/14	1,066,041
1,625	Transfirst Holdings, Inc.	7.46	06/15/15	609,375
				21,335,890
	Finance Rental/Leasing (0.1%)
549	DaimlerChrysler Financial Services America, LLC	6.00	08/03/12	288,413

	Financial Publishing (1.0%)
6,724	Merrill Communications, LLC	3.71 - 4.45	05/15/11	4,068,021
2,000	Merrill Communications, LLC	8.70	11/15/13	800,000
				4,868,021
	Food Distributors (1.9%)
1,888	Acosta Sales Co., Inc.	2.72	07/29/13	1,174,969
3,517	BE Foods Investments, Inc.	7.39	07/11/12	2,374,202
1,664	Coleman Natural Foods, LLC	7.63	08/22/12	1,314,674
1,018	Coleman Natural Foods, LLC (e)	11.96	08/22/13	684,567
4,773	DCI Cheese Company, Inc.	6.71	08/07/13	2,983,261
2,493	FSB Holdings, Inc.	3.75	09/29/13	1,545,911
1,000	FSB Holdings, Inc.	7.25	03/29/14	325,000
				10,402,584
	Food Retail (0.5%)
3,783	Roundy’s Supermarkets, Inc.	4.19 - 4.63	11/03/11	2,652,847

	Food:: Major Diversified (0.6%)
1,077	B&G Foods, Inc. (e)	4.20	02/23/13	888,199
3,749	Dole Food Co., Inc.	2.56 - 6.82	04/12/13	2,652,940
				3,541,139
	Food: Specialty Candy (0.8%)
1,962	Farley’s & Sathers Candy Co.	4.21 - 6.00	06/15/10	1,520,829
2,979	Wrigley Jr. Co.	7.75	10/06/14	2,857,093
				4,377,922
	Foods & Beverages (2.0%)
3,125	Advantage Sales & Marketing, Inc.	3.47 - 3.90	03/29/13	1,976,758
1,264	Birds Eye Foods, Inc.	3.21	03/22/13	1,029,795
1,430	Bolthouse Farms, Inc.	6.19	12/16/12	1,072,610
3,487	PBM Products, LLC	2.72	09/29/12	2,806,723
3,477	Pinnacle Foods Holding Corp.	4.66 - 6.80	04/02/14	2,416,713
2,572	Smart Balance, Inc.	4.47	05/18/14	1,967,781
				11,270,380
	Healthcare (3.3%)
3,761	American Medical Systems, Inc.	2.75	07/20/12	3,103,132
865	Genoa Healthcare Group, LLC	6.00 - 6.75	08/10/12	675,035
4,210	HCA, Inc.	2.96 - 3.46	12/22/14	2,918,656
1,762	HealthCare Partners	2.21	10/31/13	1,515,716
5,051	Healthsouth Corp.	4.69 - 4.75	03/10/13	3,914,502
3,342	Multiplan, Inc.	3.00	04/12/13	2,400,853
1,612	Surgical Care Affiliates, LLC	3.46	12/29/14	781,732
3,009	United Surgical Partners International, Inc.	1.75 - 5.55	04/19/14	1,895,458
2,273	Viant Holdings, Inc.	3.71	06/25/14	1,170,635
				18,375,719
	Home Furnishings (1.0%)
2,467	Brown Jordan International, Inc.	5.44 - 6.25	04/30/12	1,998,012
2,002	Generation Brands, LLC	7.75	12/20/12	964,085
2,008	Generation Brands, LLC	8.72	06/20/13	568,856
471	Hunter Fan Co.	7.64	10/16/14	141,176
438	Mattress Holdco, Inc.	2.73	01/18/14	177,306
298	National Bedding Co.	3.64 - 4.25	02/28/13	173,674
2,500	National Bedding Co.	6.64	02/28/14	1,195,833
				5,218,942

	Home Building (0.6%)
1,050	NLV Holdings, LLC	4.46	05/09/12	630,173
3,483	Rhodes Ranch General Partnership (e)	8.96	11/21/10	1,393,193
196	Shea Capital, LLC	4.22 - 4.50	10/27/11	93,214
1,200	Standard Pacific Corp.	3.90	05/05/13	684,000
982	Yellowstone Development, LLC (d)	5.55	09/30/10	442,080
				3,242,660
	Hospital/Nursing Management (3.7%)
5,870	Community Health Systems, Inc.	2.72 - 4.45	07/25/14	4,599,460
13,124	HCA, Inc.	2.96	11/17/12	11,138,580
5,090	Health Management Associates, Inc.	3.21	02/28/14	3,159,208
2,011	Sun Healthcare Group, Inc.	3.46 - 5.54	04/19/14	1,387,570
402	Sun Healthcare Group, Inc.	3.46	04/21/14	277,586
				20,562,404
	Hotels/Resorts/Cruiselines (d) (0.1%)
31	Kuilima Resort Company (c) (e)	25.46	10/01/08	—
1,640	Kuilima Resort Company	9.00	09/30/10	684,709
1,303	Kuilima Resort Company (c) (e)	17.46	09/30/11	—
				684,709
	Industrial Machinery (0.6%)
650	Gleason, Inc.	3.88 - 6.25	06/30/13	438,710
1,071	LN Acquisition Corp.	4.37	07/11/14	813,696
2,963	Mold - Masters Luxembourg Holdings S.A.R.L. (Canada)	5.38	10/11/14	2,110,781
				3,363,187
	Industrial Specialties (1.6%)
5,008	Metokote Corp.	3.51 - 6.42	11/27/11	3,505,645
5,455	Panolam Industrial International, Inc. (Canada)	4.21	09/30/12	3,545,831
2,113	Sensus Metering Systems, Inc.	4.09 - 4.25	12/17/10	1,848,913
				8,900,389
	Insurance Brokers (0.6%)
4,073	Alliant Holdings I, Inc.	4.46	08/21/14	2,444,062
655	HMSC Holdings Corp.	2.71 - 6.80	04/03/14	265,275
444	HMSC Holdings Corp.	5.96	10/03/14	66,667
930	U.S.I. Holding Corp.	4.21	05/05/14	400,019
				3,176,023
	Insurance Services (1.8%)
1,654	Applied Systems, Inc.	3.96 - 6.02	09/26/13	1,281,815
378	Audatex North America, Inc.	3.75	05/16/14	272,468
9,286	Conseco, Inc.	3.83	10/10/13	6,012,977
2,176	Crawford & Co.	3.96	10/30/13	1,762,473
327	Mitchell International, Inc.	3.50	03/28/14	242,350
125	Mitchell International, Inc.	6.75	03/30/15	73,750
				9,645,833
	Investment Managers (0.5%)
2,245	Grosvenor Capital Management Holdings, L.P.	3.90 - 4.21	12/05/13	1,189,863
349	Munder Capital Management	2.46	12/29/12	261,622
2,694	Nuveen Investments, Inc.	3.46 - 4.47	11/13/14	1,067,469
				2,518,954
	Medical Specialties (2.2%)
970	Accellent, Inc.	4.70	11/22/12	620,800
732	Advanced Medical Optics, Inc.	3.80 - 4.86	04/02/14	475,475
3,832	AGA Medical Corp.	3.44 - 5.10	04/28/13	2,969,962
854	CONMED Corp.	1.96	04/12/13	657,494
2,970	DJO Finance, LLC	3.46 - 4.46	05/20/14	2,108,700
1,634	Ikaria Holdings, Inc.	5.67	03/28/13	1,184,991
5,324	Inverness Medical Innovations, Inc.	3.47 - 3.89	06/26/14	3,540,676
1,143	VWR International, Inc.	2.96	06/29/14	779,048
				12,337,146
	Medical/Nursing Services (0.4%)
1,134	Golden Living, LLC	3.21	03/14/11	935,245
464	National Renal Institutes, Inc.	3.75	03/31/13	278,117
2,000	Select Medical Corp. (Revolver)	4.71	02/24/11	1,220,000
				2,433,362
	Miscellaneous Commercial Services (0.5%)
432	Atlantic Marine Holding Company	5.75	03/22/14	333,025
761	InfrastruX Group, Inc. (e)	4.71	11/03/12	614,395
2,121	NCO Financial Systems, Inc.	5.72 - 6.41	05/15/13	1,686,414
				2,633,834

	Miscellaneous Manufacturing (0.3%)
1,245	Tidi Products, LLC (c)	4.91 - 5.50	12/29/11	927,512
500	Tidi Products, LLC (c)	6.41	06/29/12	372,500
172	Xerium Technologies, Inc.	6.96	05/18/12	107,774
				1,407,786
	Movies/Entertainment (2.1%)
2,112	AMC Entertainment, Inc.	2.22	01/26/13	1,543,680
2,444	Cinemark USA, Inc.	2.95 - 4.93	10/05/13	1,778,700
219	Metro-Goldwyn Mayer Studios, Inc. (revolver)	3.21	04/08/10	87,692
13,340	Metro-Goldwyn Mayer Studios, Inc.	4.71	04/08/12	5,736,482
2,515	Panavision, Inc.	6.12 - 7.03	03/30/11	1,383,453
1,363	Regal Cinemas Corp.	3.21	10/28/13	1,002,340
				11,532,347
	Oil & Gas Pipelines (0.2%)
1,376	Targa Resources, Inc.	3.46 - 5.98	10/31/12	875,753

	Oil Refining/Marketing (0.7%)
1,200	CDX Funding, LLC (d)	7.50	03/31/13	632,000
6,145	Western Refining, Inc.	9.25	05/30/14	3,066,197
				3,698,197
	Other Metals/Minerals (0.2%)
462	Novelis, Inc. (Canada)	3.46	07/06/14	297,809
1,016	Novelis, Inc.	3.46	07/06/14	655,179
				952,988
	Pharmaceuticals: Major (0.4%)
3,283	Catalent Pharma Solutions, Inc.	3.71	04/10/14	1,994,625

	Printing/Publishing (4.3%)
481	Ascend Media Holdings, LLC	8.00	01/31/12	240,506
2,125	Canon Communications, LLC	5.25	05/31/11	1,275,187
2,647	Dex Media West, LLC	7.00 - 7.42	10/24/14	1,158,088
2,992	Endurance Business Media, Inc.	4.75	07/26/13	2,154,000
1,714	Endurance Business Media, Inc. (c)	9.25	01/26/14	552,857
2,400	Gatehouse Media, Inc.	4.20 - 4.25	08/28/14	374,400
3,828	Hanley Wood, LLC	2.71 - 4.50	03/08/14	1,703,248
4,777	Idearc, Inc.	2.47 - 3.46	11/17/14	1,508,285
980	Intermedia Outdoor, Inc.	4.46	01/31/13	588,000
1,107	Knowledgepoint 360 Group, LLC	5.39	04/14/14	913,268
1,990	Local Insight Regatta Holdings, Inc.	7.75	04/23/15	935,300
5,208	MC Communications, LLC	12.25 - 13.50	12/31/10	1,692,454
1,466	Medimedia USA, Inc.	3.71 - 6.15	10/05/13	1,077,694
1,975	Nelson Education, Ltd.	3.96	07/05/14	1,135,625
1,000	Nelson Education, Ltd.	7.46	07/05/15	525,000
1,803	Summit Business Media Intermediate Holding Co., LLC	3.22	07/06/14	1,126,817
12,344	Tribune Company (d)	5.25	05/19/14	3,703,125
18,286	Tribune Company (d)	8.25	12/20/15	457,143
4,000	Yell Group PLC (United Kingdom)	3.46	10/27/12	2,340,000
				23,460,997
	Property/Casualty Insurance (0.2%)
1,970	AmWins Group, Inc.	3.47 - 4.70	06/08/13	1,162,300

	Publishing: Books/Magazines (2.6%)
7,757	American Media Operations, Inc.	7.56	01/13/13	4,052,775
4,813	Cygnus Business Media, Inc. (d)	5.75	07/13/09	3,128,125
5,034	F&W Publications, Inc.	3.78 - 4.76	02/05/13	1,635,976
1,200	F&W Publications, Inc.	5.75	08/05/13	90,000
2,215	Network Communications, Inc.	3.85 - 5.14	11/30/12	1,749,577
1,706	Penton Media, Inc.	8.42	02/01/14	355,392
953	Proquest-CSA, LLC	2.98	02/10/14	776,967
1,186	R.H. Donnelley, Inc.	6.75	06/30/11	691,765
2,645	Readers Digest Association, Inc.	3.83 - 4.21	03/02/14	912,591
808	Source Media, Inc.	6.46	11/08/11	424,136
398	Thomas Nelson, Inc.	8.75	06/12/12	198,762
				14,016,066
	Pulp & Paper (1.2%)
4,259	Georgia Pacific Corp.	2.58 - 4.19	12/20/12	3,498,938
1,828	NewPage, Corp.	5.31	12/19/14	1,172,007
3,940	White Birch Paper Co. (Canada)	4.21	05/08/14	1,878,068
				6,549,013

	Real Estate - Industrial/Office (0.2%)
1,760	LNR Property Corp.	6.44	07/12/11	836,000

	Real Estate Development (2.0%)
1,816	California Coastal Communities, Inc.	6.38	09/15/11	1,516,093
3,000	Capital Automotive, L.P.	3.19	12/16/10	1,239,000
4,446	Ginn-LA CS Borrower, LLC (d)	6.20 - 7.75	06/08/11	548,338
2,000	Ginn-LA CS Borrower, LLC (d)	10.20	06/08/12	95,938
3,146	Landsource Communities Development, LLC (e)	8.25	05/31/09	723,660
350	Landsource Communities Development, LLC (revolver)	8.25	05/31/09	313,671
1,997	London Arena & Waterfront Finance, LLC (United Kingdom)	4.69	03/08/12	1,498,075
1,272	South Edge, LLC (d)	3.25	10/31/08	588,303
2,973	Tamarack Resort, LLC (d)	7.50 - 8.05	05/19/11	1,459,200
771	WCI Communities, Inc.	8.25	09/24/09	688,590
3,747	WCI Communities, Inc.	7.15	12/23/10	2,243,607
				10,914,475
	Recreational Products (0.4%)
1,935	Mega Brands, Inc. (Canada)	8.75	07/26/12	503,100
622	Playcore Holdings, Inc.	4.75 - 6.31	02/21/14	450,628
1,670	True Temper Sports, Inc.	4.71 - 5.40	03/15/11	1,156,235
				2,109,963
	Restaurants (0.9%)
2,535	Arby’s Restaurant Group, Inc.	2.71 - 5.76	07/25/12	1,631,990
368	CBRL Group, Inc.	2.47	04/27/13	222,005
1,126	Center Cut Hospitality, Inc.	4.66	07/06/14	647,286
2,436	NPC International, Inc.	2.22 - 6.09	05/03/13	1,656,256
129	OSI Restaurant Partners, LLC	2.81 - 4.25	06/14/13	58,700
1,522	OSI Restaurant Partners, LLC	2.81	06/14/14	693,005
746	Sagittarius Restaurants, LLC	10.25	03/29/13	255,436
				5,164,678
	Retail - Specialty (1.1%)
250	General Nutrition Centers, Inc. (revolver)	4.25	03/16/12	143,750
2,349	General Nutrition Centers, Inc.	3.72 - 6.31	09/16/13	1,565,794
2,993	Guitar Center, Inc.	3.98	10/09/14	1,316,700
3,483	Nebraska Book Co.	6.27 - 6.38	03/04/11	2,054,530
1,464	Sally Holdings, Inc.	2.72 - 4.50	11/16/13	1,049,057
				6,129,831
	Semiconductors (0.2%)
2,131	On Semiconductor Corp.	3.19	09/03/13	1,332,075

	Services to the Health Industry (1.5%)
2,103	CDI Acquisition Sub, Inc.	4.96	12/31/10	1,535,251
1,313	Concentra, Inc.	3.71	06/25/14	801,133
1,881	Emdeon Business Services, LLC	3.46	11/16/13	1,335,176
990	FHC Health Systems, Inc. (c)	6.46	12/13/13	770,962
2,779	Harlan Sprague Dawley, Inc.	3.01 - 7.25	07/11/14	2,070,155
2,418	Sterigenics International, Inc.	4.18 - 4.50	11/21/13	1,426,554
				7,939,231
	Telecommunications (1.3%)
688	DRI Holdings, Inc. (Canada)	6.88	07/03/14	430,107
1,295	DRI Holdings, Inc.	3.47 - 6.88	07/03/14	809,644
374	Global Tel*Link Corp.	3.96 - 7.26	02/14/13	328,584
579	Hargray Acquisition Co. (Hargray Communications)	3.38	06/29/14	466,073
1,127	Hawaiian Telecom Communications, Inc.	4.50	06/01/14	438,807
3,958	KMC Telecom, Inc. (c) (d) (h)	10.87	06/30/10	20,581
1,500	Level 3 Communications, Inc.	7.00	03/13/14	918,750
1,137	NuVox Transition Subsidiary, LLC	5.17	05/31/14	815,617
2,236	Sorenson Communications, Inc.	2.97	08/16/13	1,721,763
1,536	Time Warner Telecom, Inc.	2.47 - 4.20	01/07/13	1,201,214
				7,151,140
	Textiles (0.7%)
1,281	Polymer Group, Inc.	2.72 - 3.72	11/22/12	915,587
1,821	St. John Knits International, Inc.	3.51	03/21/12	1,228,964
1,840	Varsity Brands, Inc.	3.31	02/22/14	1,637,754
				3,782,305

	Tobacco (0.0%)
299	MAFCO Finance Corp.	2.89 - 3.89	12/08/11	182,099

	Transportation (1.9%)
653	Coach America Holdings, Inc.	4.21 - 4.92	04/20/14	372,065
3,830	Ford Motor Credit Co.	5.00	12/16/13	1,608,760
469	Helm Holding Corp.	4.08 - 4.45	07/08/11	382,493
2,504	JHCI Acquisition, Inc. (Jacobson Companies)	2.96	06/19/14	1,361,679
1,333	JHCI Acquisition, Inc. (Jacobson Companies)	5.97	12/19/14	481,667
2,184	Kenan Advantage Group, Inc.	4.46	12/16/11	1,310,317
345	Rail America, Inc. (RR Acquistion) (Canada)	7.88	08/14/09	294,576
5,322	Rail America, Inc. (RR Acquistion)	7.88	08/14/09	4,550,424
				10,361,981
	Utilities (3.9%)
473	Bicent Power LLC	3.46	06/30/14	286,389
5,419	Boston Generating, LLC	2.71 - 3.71	12/20/13	3,251,448
3,875	Calpine Corp.	4.34	03/29/14	2,874,576
672	Covanta Energy Corp.	2.00 - 3.75	02/09/14	561,062
3,609	FirstLight Power Resources, Inc.	3.85 - 4.13	11/01/13	2,661,319
2,400	FirstLight Power Resources, Inc.	5.97	05/01/14	1,320,000
6,098	NRG Energy, Inc.	1.96 - 2.96	02/01/13	5,318,989
4,470	Texas Competitive Electric Holdings	3.95 - 5.89	10/14/14	3,119,597
83	TPF Generation Holdings, LLC	5.76	12/15/11	67,968
1,498	TPF Generation Holdings, LLC	2.46 - 5.76	12/15/13	1,233,322
1,333	TPF Generation Holdings, LLC	5.71	12/15/14	726,667
				21,421,337
	Waste Management (0.4%)
432	Energy Solutions - Duratek	4.15	06/07/13	310,650
176	EnergySolutions, LLC	2.72	05/28/13	126,793
958	EnergySolutions, LLC	2.72 - 4.15	06/07/13	689,754
2,603	LVI Services, Inc.	5.21 - 8.17	11/16/11	1,138,892
				2,266,089
	Wireless Telecommunications (1.0%)
1,975	Alltel Holdings	3.94	05/15/15	1,947,536
889	Alltel Holdings	4.37	05/16/15	875,333
3,000	Asurion Corp.	4.83 - 5.71	07/03/14	2,049,375
				4,872,244
	Total Variable Rate Senior Loan Interests (Cost $992,398,728)			578,347,066

	Senior Notes (0.4%)
	Building Products (0.2%)
1,500	Compression Polymers Corp.	9.90	07/01/12	832,500

	Pulp & Paper (0.1%)
1,333	Verso Paper Holdings - 144A (a)	6.94	08/01/14	393,235

	Telecommunications (0.1%)
5,824	KMC Telecom, Inc. (Acquired between 07/25/03 and 09/15/06, Cost $5,088,864) (c) (d) (g) (h)	9.91	06/30/11	30,285
2,552	KMC Telecom, Inc. (Acquired between 07/25/03 and 09/15/06, Cost $2,245,641) (c) (d) (g) (h)	10.16	06/30/11	13,271
1,000	Qwest Corp.	5.25	06/15/13	750,000
				793,556
	Total Senior Notes (Cost $11,167,505)			2,019,291

	Non-Convertible Preferred Stock (c) (f) (0.0%)
	Environmental Services
3,414	Environmental Systems Products Holdings, Inc. (Cost $85,350)			0

NUMBER OF
SHARES
	Common Stocks (c) (f) (0.3%)
	Automotive Aftermarket (0.0%)
6,793	Safelite Realty Corp. (Acquired 09/29/00, Cost $3,958) (g)		0

	Casino/Gaming (0.0%)
7,216	Aladdin Gaming Holdings, LLC (0.72% Ownership Interest, Acquired 09/01/04, Cost $4,330) (g)		2,728

	Consumer Sundries (0.2%)
52,654	World Kitchen, Inc. (Acquired 01/31/03, Cost $138,363) (g)		1,467,934

	Containers/Packaging (0.0%)
70	Nexpak Holdings, LLC (Acquired 01/01/05, Cost $6,411,773) (g)		0

	Environmental Services (0.0%)
7,453	Environmental Systems Products Holdings, Inc. (Acquired 09/12/07, Cost $0)		0

	Telecommunications (0.0%)
11,689,637	KMC Telecom, Inc. (Acquired 07/25/03, Cost $0) (g)		0

	Total Common Stocks (Cost $6,558,424)		1,470,662

NUMBER OF		EXPIRATION
WARRANTS		DATE
	Warrants (f) (g) (0.0%)
	Construction Materials (0.0%)
10,161	Building Materials Holding Corp. (Acquired 10/03/08)	09/30/15	0

	Internet Software/Services (0.0%)
98,655	Mobile Pro Corp. (Acquired 11/12/04) (c)	11/15/09	0

	Total Warrants (Cost $0)		0

	Total Investments (Cost $1,010,210,007) (i) (j)	106.0%	581,837,019
	Borrowings	(10.2)	(55,753,744)
	Other Assets in Excess of Liabilities	4.2	22,944,869
	Net Assets	100.0%	549,028,144

(a)	Resale is restricted to qualified institutional investors.
(b)	Interest rates shown are those in effect at December 31, 2008.
(c)

Securities with total market value equal to $11,710,713 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trust’s Trustees.

Such fair value measurements may be Level 2 measurements if observable inputs are available.
(d)	Non-income producing security; loan or note in default.
(e)	Payment-in-kind security.
(f)	Non-income producing securities.
(g)	Resale is restricted. No transaction activity during the year.
(h)	Issuer is liquidating loan.
(i)	Securities have been designated as collateral in an amount equal to $12,302,288 in connection with unfunded loan commitments.
(j)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Credit Default Swap Contract Open at December 31, 2008

								CREDIT
SWAP COUNTERPARTY &	BUY/SELL	NOTIONAL AMOUNT	INTEREST	TERMINATION	UNREALIZED	UPFRONT		RATING OF REFERENCE
REFERENCE OBLIGATION	PROTECTION	(000’s)	RATE	DATE	DEPRECIATION	PAYMENTS	VALUE	OBLIGATIONS
Goldman Sachs Credit Partners, L.P.
Texas Competitive Electric Holdings Co. LLC	Sell	$3,000	2.06%	June 20, 2010	$(366,600)	$—	$(366,600)	B-

*  Credit Rating as issued by Standard and Poor’s.

MS Prime Income Trust

Notes to the Portfolio of Investments

FAS 157

12/31/2008

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective October 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•                                          Level 1 — quoted prices in active markets for identical investments

•                                          Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                                          Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of December 31, 2008 in valuing the Fund’s investments carried at value:

		Fair Value Measurements at December 31, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$581,837,019	—	$570,126,248	$11,710,771
Other Financial Instruments*	(366,600)	—	(366,600)	—
Total	$581,470,419	—	$569,759,648	$11,710,771

* Other financial instruments include swap contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in
Securities

Beginning Balance	$15,672,554
Net purchases (sales)	(2,219,524)
Transfers in and/or out	12,214
Change in unrealized appreciation/depreciation	(1,756,454)
Realized gains (losses)	1,923
Ending Balance	$11,710,713

Net change in unrealized appreciation/depreciation from investments still held as of December 31, 2008	$(1,661,743)

Valuation of Investments — (1) certain senior collateralized loans (“Senior Loans”) are valued based on quotations received from an independent pricing service; (2) Senior Loans for which quotations are unavailable are valued based on prices received from an independent pricing service that are calculated pursuant to a derived pricing methodology.  The derived pricing methodology calculates a price for a Senior Loan by incorporating certain market information, including a Senior Loan’s credit rating and interest rate, and comparing such information to Senior Loans in similar industries for which market information is available; (3) an equity portfolio security listed or traded on the New York or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (4) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (5) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trust’s Trustees; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

FAS 133

The Fund adopted the provisions of the FASB Staff Position Paper No. FAS 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No.45 (“FSP FAS 133-1 and FIN 45-4”), effective November 30, 2008. FSP FAS 133-1 and FIN 45-4 requires the seller of credit derivatives to provide additional disclosure about its credit derivatives.

The Fund may enter into credit default swap contracts,  a type of credit derivative, for hedging purposes or to gain exposure to a credit or index of credits in which the Fund may otherwise invest. A credit default swap is an agreement between two parties to exchange the credit risk of an issuer or index of issuers. A buyer of a credit default swap is said to buy protection by paying periodic fees in return for a contingent payment from the seller if the issuer has a credit event such as bankruptcy, a failure to pay outstanding obligations or deteriorating credit while the swap is outstanding. A seller of a credit default swap is said to sell protection and thus collects the periodic fees and profits if the credit of the issuer remains stable or improves while the swap is outstanding. The seller in a credit default swap contract would be required to pay an agreed-upon amount to the buyer in the event of an adverse credit event of the issuer.  This agreed-upon amount approximates the notional amount of the swap as disclosed in the table following the Portfolio of Investments and is estimated to be the maximum potential future payment that the seller could be required to make under the credit default swap contract.  In the event of an adverse credit event, the seller generally does not have any contractual remedies against the issuer or any other third party.  However, if a physical settlement is elected, the seller would receive the defaulted credit and, as a result, become a creditor of the issuer.

The current credit rating of each individual issuer is listed in the table following the Portfolio of Investments and serves as an indicator of the current status of the payment/performance risk of the credit derivative.  Alternatively, for credit default swaps on an index of credits, the quoted market prices and current values serve as an indicator of the current status of the payment/performance risk of the credit derivative.  Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.

Credit default swaps may involve greater risks than if a Fund had invested in the issuer directly. Credit default swaps are subject to general market risk, counterparty risk and credit risk. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to the risk of default or non-performance by the counterparty. If there is a default by the counterparty to a swap agreement, the Fund will have contractual remedies pursuant to the agreements related to the transaction.  Counterparties are required to pledge collateral daily (based on the valuation of each swap) on behalf of the Fund with a value approximately equal to the amount of any unrealized gain.  Reciprocally, when the Fund has an unrealized loss on a swap contract, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss.  Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate.  Cash collateral is disclosed in the table following the Portfolio of Investments. For cash collateral received, the Fund pays a monthly fee to the counterparty based on the effective rate for Federal Funds.

Item 2.  Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Prime Income Trust

/s/ Randy Takian
Randy Takian
Principal Executive Officer
February 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
February 19, 2009

/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 19, 2009